Allowance for Loan Losses - Schedule of Loans Acquired and Accounted (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Outstanding balance	$ 512	$ 687
Carrying amount	$ 290	$ 388